Balances and Transactions with Related Parties - Information about Related Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SGE [member] | Additional Injection of natural gas scheme [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)			$ 150
SGE [member] | Natural gas production [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		$ 16	40
Income / (Costs)	$ 0	39	56
SGE [member] | GasAr Plan [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	72	43
Income / (Costs)	192	169
SGE [member] | Propane gas supply agreement [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	9	4	3
Income / (Costs)	15	8	3
SGE [member] | Bottle to bottle program [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)			3
SGE [member] | Recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	1	2	7
Income / (Costs)			2
SGE [member] | Natural Gas Piping Distribution Service Licensed Companies benefit of Metrogas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	7	1	5
Income / (Costs)	8	9	10
SGE [member] | Compensation to Decree No.1,053/2018 [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	38	66	73
Ministry of Transport [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	8	8	33
Income / (Costs)	51	67	65
AFIP [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	38
Income / (Costs)	52
Secretariat of Industry [Member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)	2	6
ANSES [Member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)			18
Ministry of Work, Employment and Social Security and AFIP
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)		2
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	109	125	84
Income / (Costs)	403	587	351
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	(4)	(11)	(12)
Income / (Costs)	(26)	(85)	(83)
ENARSA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	71	87	71
Income / (Costs)	130	123	153
ENARSA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	(97)	(77)	(31)
Income / (Costs)	(30)	(34)	(20)
Aerolíneas Argentinas S.A. [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	89	26	71
Income / (Costs)	416	127	$ 74
Aerolíneas Argentinas S.A. [member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)	(2)	(2)
Agua y Saneamientos Argentinos S.A. [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	$ 10	17
Income / (Costs)		$ 32